STOCK OPTION PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense for all plans is classified in the statements of operations as follows:

	Three Months Ended March 31,
	2015	2014
Research and development	$184	$78
General and administrative	304	124
Total	$488	$202

Stock-based compensation expense for all plans for the years ended December 31, 2014and 2013 is classified in the statements of operations as follows:

	Year Ended December 31,
	2014	2013
Research and development	$412	$338
General and administrative	890	406
Total	$1,302	$744

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the Company’s stock-based awards during the three months ended March 31, 2015 and 2014 were estimated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended March 31,
	2015	2014
Weighted-average volatility	262%	89.2%
Weighted-average expected term	9.98	5
Expected dividends	0%	0%
Risk-free investment rate	1.65%	1.65%

The fair value of the Company’s stock-based awards during the twelve months ended December 31, 2014 and 2013 were estimated using the following assumptions:

	Year Ended December 31,
	2014	2013
Weighted-average volatility	288%	90%
Weighted-average expected term	5.8	5.0
Expected dividends	0%	0%
Risk-free investment rate	2%	2%
Expected forfeiture rate	0%	0%

Stock Plan 2008 [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of activity under the 2008 Plan:

	Common Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($000)
Balance December 31, 2014	21,596,127	$0.08	8.8	$47
Options granted (weighted-average fair value of $0.08)
Employee (1)	—	—	—
Non-employee	—	—	—
Options cancelled	(1,500,000)	0.10	—
Options exercised	—	—	—
Balance March 31, 2015	20,096,127	$0.08	8.6	$17
Options vested as of March 31, 2015	15,035,635

The following table is a summary of activity under the 2008 Plan:

			Weighted
	Common		Average	Aggregate
	stock		Remaining	Intrinsic
	options		Contractual	Value
	outstanding	Weighted Average Exercise Price ($)	Term (years)	($000)
Balance – December 31, 2012	1,829,026	$0.02	6.4
Options granted (weighted-average fair value of $0.52)
Employee	776,924	0.05	9.2
Non-employee	5,746,155	0.05	9.2
Options cancelled	(1,210,817)	0.01	—
Options exercised	(200,000)	0.05	—
Balance December 31, 2013	6,941,288	0.05	9.0	$0
Options granted (weighted-average fair value of $0.08)
Employee (1)	12,500,000	0.09	9.3
Non-employee	3,301,323	0.08	9.3
Options cancelled	(1,146,484)	0.07	—
Options exercised	—	—	—
Balance December 31, 2014	21,596,127	$0.08	8.8	$47

Options vested December 31, 2014	16,303,994

(1)
Includes 4,000,000 shares granted to Robert Farrell, the Company’s Chief Financial Officer, 2,000,000 of which are performance-based and vest upon continued service and achievement of a specific goal; and 2,000,000 of which are market-based and vest upon continued service and the Company’s achievement of certain stock price targets. All of these shares have an exercise price of $0.08.

Preferred Stock Plan 2012 [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of activity under the Preferred Stock Plan:

	Preferred Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($000)
Balance – December 31, 2014	2,487,500	$0.61	8.1	$6,836
Preferred options cancelled	—	—	—
Preferred options granted (weighted-average fair value of $1.61)
Employee	—	—	—
Non-Employee	—	—	—
Balance – March 31, 2015	2,487,500	$0.61	7.6	$4,714

Preferred options vested as of March 31, 2015	2,154,036

The following table is a summary of activity under the Preferred Stock Plan:

			Weighted
	Preferred		Average
	Stock		Remaining
	Options	Weighted Average	Contractual
	Outstanding	Exercise Price ($)	Term (years)
Balance – December 31, 2012	2,448,000	0.46	9.6
Preferred options granted (weighted-average fair value of $0.0237)
Employee	—	—	—
Non-employee	—	—	—
Preferred options cancelled	(160,500)	0.23	—
Balance – December 31, 2013	2,287,500	0.47	8.5
Preferred options granted (weighted-average fair value of $1.61)
Employee	200,000	2.21	9.3
Non-employee	—	—	—
Preferred options cancelled	—	—	—
Balance – December 31, 2014	2,487,500	$0.61	8.1

Preferred options vested at December 31, 2014	1,986,068

Stock Plan 2014 [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of activity under the 2014 Plan:

	Common Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Balance – December 31, 2014	8,600,000	$0.09	9.8
Options granted (weighted-average fair value of $0.08)
Employee	24,970,000	0.08	9.1
Non-Employee	2,250,000	0.08	0.8
Options cancelled	—	—	—
Options Exercised	—	—	—
Balance March 31, 2015	35,820,000	$0.08	9.7

Options vested as of March 31, 2015	4,816,181

The following table is a summary of activity under the 2014 Plan:

	Common Stock options outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (years)
Balance – December 31, 2013	-	-	-
Options granted (weighted-average fair value of $0.09)
Employee	8,600,000	0.09	9.8
Non-Employee	—	—	—
Options cancelled	—	—	—
Options Exercised	—	—	—
Balance December 31, 2014	8,600,000	0.09	9.8

Options vested as of December 31, 2014	716,016